Segment Information - Group's operating segment results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues
Total revenues	¥ 1,498,029	$ 210,993	¥ 1,257,874	¥ 1,692,463
Cost of revenues
Cost of revenues	(544,336)	(76,668)	(393,292)	(327,889)
Gross profit:
Gross profit	953,693	$ 134,325	864,582	1,364,574
Operating Segments
Revenues
Total revenues	1,499,339		1,259,509	1,692,463
Cost of revenues
Cost of revenues	(545,010)		(394,309)	(327,909)
Gross profit:
Gross profit	954,329		865,200	1,364,554
Operating Segments | So Young
Revenues
Total revenues	1,230,583		1,017,170	1,580,507
Cost of revenues
Cost of revenues	(404,375)		(259,940)	(249,767)
Gross profit:
Gross profit	826,208		757,230	1,330,740
Operating Segments | Wuhan Miracle
Revenues
Total revenues	268,756		242,339	111,956
Cost of revenues
Cost of revenues	(140,635)		(134,369)	(78,142)
Gross profit:
Gross profit	128,121		107,970	33,814
Eliminations
Revenues
Total revenues	(1,310)		(1,635)
Cost of revenues
Cost of revenues	674		1,017	20
Gross profit:
Gross profit	(636)		(618)	¥ 20
Eliminations | Wuhan Miracle
Revenues
Total revenues	¥ (1,310)		¥ (1,635)